Assets held for sale or exchange and liabilities related to assets held for sale or exchange	12 Months Ended
Dec. 31, 2018
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Assets held for sale or exchange and liabilities related to assets held for sale or exchange

D.8. Assets held for sale or exchange and liabilities related to assets held for sale or exchange

Assets held for sale or exchange, and liabilities related to assets held for sale or exchange, comprise:

(€ million)		December 31, 2018	December 31, 2017	December 31, 2016
Animal Health business	D.36.	—	—	6,376
Other		68	34	45

Assets held for sale or exchange		68	34	6,421

Animal Health business	D.36.	—	—	1,165
Other		—	—	30

Liabilities related to assets held for sale or exchange		—	—	1,195